Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 - ACCOUNTS RECEIVABLE, NET

	As of	As of
	March 31, 2024	March 31, 2023
	USD	USD
Accounts receivable	7,770,556	8,097,742
Allowance for uncollectible accounts receivable	(7,770,556)	(400,759)
Accounts receivable, net	-	7,696,983